FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Financial Instruments and Risks
Fair value		R$ 26,954		R$ (6,452,388)
Debt Hedges
Financial Instruments and Risks
Fair value		(1,768,134)		(6,285,722)
Operational Hedge
Financial Instruments and Risks
Fair value		1,754,670		(194,831)
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	$ 6,866,800		$ 4,494,125
Fair value		1,596,089		(187,788)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	248,100		30,000
Fair value		(2,474)		(7,043)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional amount		544,702
Fair value		161,055
Commodity Hedge
Financial Instruments and Risks
Fair value		40,418		28,165
Commodity Hedge | Swap US-CPI standing wood
Financial Instruments and Risks
Notional amount | $	124,960		590,372
Fair value		40,418		28,165
Assets | Debt Hedges
Financial Instruments and Risks
Fair value		2,143,127		768,468
Assets | Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional amount		7,081,545		8,594,225
Fair value		617,835		306,663
Assets | Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Notional amount		1,317,226		1,317,226
Fair value		45,329		76,279
Assets | Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	3,200,000		3,600,000
Fair value		1,052,546		130,104
Assets | Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		2,041,327		1,078,706
Fair value		427,417		255,422
Assets | Debt Hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Notional amount		610,960		576,917
Liabilities | Debt Hedges
Financial Instruments and Risks
Fair value		(3,911,261)		(7,054,190)
Liabilities | Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional amount | $	1,863,534		2,267,057
Fair value		(3,183,945)		(5,537,275)
Liabilities | Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(548,934)		(836,784)
Liabilities | Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	3,200,000		3,600,000
Fair value				(525,779)
Liabilities | Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		1,741,787		843,845
Fair value		(148,472)		(5,769)
Liabilities | Debt Hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Notional amount | $	$ 121,003		$ 121,003
Fair value		R$ (29,910)		R$ (148,583)